Summary of accounting policies (Details Textual) - Stage 1	Dec. 31, 2019
Aaa to Ba1 | 1-4
IFRS Statement [Line Items]
Percentage of credit loss rate	0.09%
Baa2 to B3 | 5-6
IFRS Statement [Line Items]
Percentage of credit loss rate	2.35%
Caa1 to Caa3 | 7
IFRS Statement [Line Items]
Percentage of credit loss rate	7.90%
Ca | 8 to 9
IFRS Statement [Line Items]
Percentage of credit loss rate	30.67%
C | 10
IFRS Statement [Line Items]
Percentage of credit loss rate	100.00%